DLA Piper US LLP 2415 East Camelback Road, Suite 700 Phoenix, Arizona 85016-4245 www.dlapiper.com

Greg R. Hall
greg.hall@dlapiper.com
T 480.606.5128
F 480.606.5528

September 27, 2007	OUR FILE NO. 000001-000006
United States Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549
Re:       Teknik Digital Arts, Inc.
Registration Statement on Form SB 2
Filed on June 20, 2007
File No. 333-143925
Form 10-KSB for Fiscal Year Ended September 30, 2006
Forms 10-QSB for Fiscal Quarters Ended December 31, 2006 and
March 31, 2007
File No. 000-51253
Ladies and Gentlemen:
     On behalf of Teknik Digital Arts, Inc., a Nevada corporation (the “Company”), there is hereby transmitted for filing, pursuant to the Electronic Data Gathering, Analysis and Retrieval system, Amendment No. 1 to the Registration Statement on Form SB-2 (the “SB-2 Amendment”) of the Company for registration under the Securities Act of 1933, as amended (the “Securities Act”), of the resale of up to 12,500,000 shares of the Company’s common stock to be sold by the selling shareholders described therein.
     The SB-2 Amendment has been prepared in response to the Staff’s comments to such filing. The Staff’s comments are set forth in a letter, dated July 20, 2007, from Barbara Jacobs, Assistant Director, addressed to John R. Ward, Chairman and Chief Financial Officer of the Company. Responses to such comments are set forth below and are keyed to the above-referenced comment letter. Unless otherwise noted, all references to page numbers refer to the SB-2 Amendment filed herewith.
Cover Page of Registration Statement
1.	In footnote (2) of the fee table, you indicate that you have calculated the fee in accordance with Rule 457(c), but you did not use the average of the high and low prices for your common stock on the date of determination. Please explain your methodology.
According to historical pricing data obtained from Yahoo Finance, the high and low prices of the Company’s common stock during such was $0.20, as indicated in the table.

September 27, 2007
Page Two
Outside Front Cover Page of Prospectus
2.	Please disclose on the outside front cover page of the prospectus that purchases by Dutchess will be at a discount of 6% to the lowest closing bid price during the pricing period.
We have revised the disclosure on the front cover page of the prospectus in response to the Staff’s comment.
3.	The OTC Bulletin Board is operated by the NASD, not Nasdaq. Please revise. Please also note the correct name of this service.
We have revised the disclosure on the front cover page of the prospectus in response to the Staff’s comment.
4.	Please indicate the market price of your common stock as of the latest practicable date.
We have revised the disclosure on the front cover page of the prospectus in response to the Staff’s comment.
Prospectus Summary, page 1
5.	The prospectus summary should be a brief overview containing only the most material information relating to your company and the offering. Please condense the information appearing in this section. This initial section should also include a brief description of the transaction with Dutchess, so that investors are immediately informed that the prospectus relates to shares being issued in connection with an equity line financing.
We have reviewed the disclosure on pages 1 — 2 of the SB-2 Amendment to modify our prospectus summary and to briefly describe the Company’s transaction with Dutchess.
The Offering, page 5
6.	Under the caption “Use of Proceeds,” you assume a per share price of $0.20 per share. Because the market price will fluctuate and may be significantly higher or lower when put notices are delivered, it appears inappropriate to assume a $0.20 price. In the context of a resale transaction, this section appears of very limited value to potential investors. If you retain this section, please revise to highlight that Dutchess will receive the offering proceeds. Then inform potential investors that the company will not receive the offering proceeds, although it will benefit from the transaction through its role in the offering being conducted through Dutchess. The similarly titled section in the body of the prospectus should also be revised to address this comment.
We have reviewed the disclosure at page 4 and page 15 of the SB-2 Amendment to address the Staff’s comment regarding use of proceeds.

September 27, 2007
Page Three
Risk Factors, page 8
Risks Related to this Offering, page 13
7.	Your discussion of the risks related to this offering is brief and repetitive. For instance, you include two risk factors addressing the limited trading market for your common stock. Also, your penny stock disclosure is prospective. Please state definitively that your common stock is subject to the penny stock rules. As a final example, you do not include a risk factor addressing the limitations on the amount of shares that you may issue to Dutchess.
In response to the Staff’s comment, we have revised the risk factors related to this offering to eliminate redundancies, to state that the Company’s common stock is subject to the penny stock rules and to address the limitations in the amount of shares that may be issued to Dutchess.
8.	Your dilution risk factor assigns a specific and static numerical value to the dilution to new investors. At a minimum, your disclosure should concisely state the assumptions that you have employed to arrive at this figure and should address the impact that differing assumptions or actual circumstances could have. In particular, you should describe in detail how successive issuances of shares under the equity line will tend to depress the price of your common stock, thereby increasing the amount of shares which are issuable to Dutchess with each succeeding put and potentially further depressing your stock price. The risk factor should point out that, despite this increasingly dilutive effect, Dutchess will continue to be in a position to profit from these transactions, because Dutchess will be receiving shares at a discount to market price at the time of each issuance. As this effect will increase as successive puts are consummated, investors in these shares will be subject to a potentially ever-increasing diminution of value in their holdings. Please disclose this effect clearly. Your first risk factor under “Risks Related to the Offering” touches on this issue, but does not describe in plain language the effect that these successive issuances could have on the value of an investment in your company.
We have revised our dilution risk factor to address the Staff’s comment and added several additional risk factors relating to the structure of this transaction.
Use of Proceeds, page 16
9.	You use a per share purchase price of $0.80 in this section. Elsewhere in the prospectus you use a price assumption of $0.20 per share. Please explain why you are using different figures in these two sections. Also, see comment 6 above.
In response to the Staff’s comment, we have revised the disclosure under the caption “Use of Proceeds” to delete references to the per share price. The use of different figures was merely a typo in our filing.
Selling Security Holders, page 18
10.	In the first paragraph on page 18, please disclose the amount of the discount being applied to purchases by Dutchess.

September 27, 2007
Page Four
In response to the Staff’s comment, we have revised the disclosure in the first paragraph on page 17 to disclose that purchases by Dutchess will be at a six percent discount.
Transaction with Dutchess Private Equities Fund, Ltd., page 19
11.	You did not file a Form 8-K with respect to the Investment Agreement. Please explain how you concluded that this agreement did not qualify as a material definitive agreement under Item 1.01 of Form 8-K.
The Company supplementally advises the staff that it inadvertently overlooked the filing of the Form 8-K to report the entry into this material agreement.
12.	Please provide a more detailed description of the agreement with Dutchess. For instance, your disclosure should more fully describe the implications of the “Minimum Acceptable Price.” As another example, the Investment Agreement provides for additional cash payments by you to the investor under certain circumstances. You should disclose this fully in the prospectus. Similarly, please disclose: the “Maximum Common Stock Issuance” (including the maximum number of shares that Dutchess could sell based on current conditions); the “Open Market Adjustment Amount;” the 5% ownership limitation applicable to Dutchess; the lock up; the material conditions to the investor’s obligation to purchase shares of your common stock (including at a bare minimum the conditions relating to listing/quoting of your shares and shareholder approval requirements); and the covenant against transactions with affiliates.
In response to the Staff’s comment, the Company has revised the disclosure beginning on page 18 to more fully describe the details of the agreement with Dutchess.
13.	With regard to the 5% limitation on ownership by Dutchess, please explain how 12,500, 000 shares was established as your estimate of the upper limit of shares to be issued under the facility. Based on current figures, the 5% limitation would be exceeded if less than l million shares were issued to Dutchess. Also, please explain whether a “failure to deliver” due to exceeding the 5% limitation would entitle Dutchess to the cash payments described in Section 2(G) of the Investment Agreement. The agreement itself does not address this eventuality, but the implication might be that Dutchess would be entitled to these cash payments under those circumstances.
In response to the Staff’s comment, the Company supplementally advises the staff that under the terms of the Investment Agreement Dutchess is obligated to purchase no more than an aggregate of $10 million of the Company’s common stock. There is no limit in the agreement on how many shares the Company registers. The Company elected to register 12,500,000 shares based on its own internal estimate on how many shares it would issue under this facility.
With respect to the Staff’s comment regarding whether there would be a “failure to deliver” scenario if the share number would exceed the 5% limitation, the Company’s position is that the Investment Agreement specifically provides that that Dutchess is not “entitled” to purchase shares in excess of 4.99%.

September 27, 2007
Page Five
Accordingly, the Company could not be liable for failing to deliver shares that Dutchess is not “entitled” to purchase.
14.	Section 2(I) (relating to the Open Market Share Purchases) seems to contemplate Dutchess selling shares of your common stock short in the open market prior to the delivery of shares under the Investment Agreement. Please explain in greater detail how this section is intended to operate. If our understanding is correct, please explain your analysis under Regulation M and the covenant of Dutchess in Section 3(C) of the Investment Agreement not to short your common stock.
Company supplementally advises the staff that this section contemplates that following the expiration of the put period the Company still has two days during which to deliver the shares subject to the put notice. During this 2-day period Dutchess is free to engage in any open market transaction involving the Company’s common stock, which would not violate Regulation M or Section 3(c) of the Investment Agreement.
15.	The description of the Investment Agreement appearing in the prospectus should conform to the actual terms of the Investment Agreement. For instance, in the prospectus you state that the minimum acceptable price is determined with reference to a three trading day period prior to the put date. The agreement appears to provide for a ten trading day period.
In response to the Staff’s comment, we have revised the disclosure beginning at page 18 to correct certain errors in the description of the Investment Agreement.
16.	Please explain the meaning of Section 12(M) of the Investment Agreement.
     Dutchess has advised the Company that, other than being named an underwriter pursuant to Rule 415(a)(4) under the Securities Act or as an underwriter or a selling securityholder in a resale shelf offering, it does not and will not engage in any of the following activities:
     (1) advertises or otherwise holds itself out as willing to buy or sell securities from its own account on a continuous basis;
     (2) purchases or sells securities as principal from or to customers;
     (3) carries a dealer inventory in securities;
     (4) quotes a market in securities; (5) provides investment advice;
     (6) extends or arranges for the extension of credit in connection with securities transactions;
     (7) runs a book of repurchase and reverse repurchase agreements;
     (8) uses an interdealer broker for securities transactions;
     (9) lends securities to customers;
     (10) issues or originates securities;
     (11) guarantees contract performance or indemnifies the parties for any loss or liability from the failure of the transaction to be successfully consummated; and
     (12) participates in a selling group or acts as an underwriter.

September 27, 2007
Page Six
     With respect to the first factor, Dutchess does not and will not hold itself out as a dealer in any fashion. Specifically, Dutchess will not advertise, distribute promotional materials, hold conferences, or otherwise hold itself out as a dealer. Furthermore, Dutchess will not directly solicit public companies to enter into equity lines of credit. If Dutchess is contacted directly by a company, Dutchess will ask the company to engage an unaffiliated broker-dealer. Thus, Dutchess can receive inquiries regarding possible equity lines of credit from unaffiliated broker-dealers acting on behalf of companies. Dutchess may also ask unaffiliated broker-dealers to solicit their company clients concerning equity lines of credit.
     An unaffiliated broker-dealer will be the agent of the Company and interface with Dutchess with respect to all aspects of an equity line of credit. If negotiations regarding an equity line of credit develop after Dutchess has been introduced to a company by an unaffiliated broker-dealer, Dutchess may participate in negotiating the terms of the agreement. All of the negotiated terms will be reviewed by the unaffiliated broker-dealer. Dutchess will perform its own due diligence regarding the company. By avoiding advertising activities and relying on an unaffiliated broker-dealer in all aspects of the equity lines of credit, Dutchess will avoid holding itself out as a dealer in any fashion, thereby addressing any concern under factor 1 above.
17.	The Investment Agreement provides that a closing may occur as many as seven trading days after the day following delivery of the put notice. This does not assure a prompt closing. The time period between delivery of the put notice and the closing should be limited to five business days.
In response to the Staff’s comment, the parties to the Investment Agreement have been letter agreement amended the seven day period to decrease it to five days.
18.	We remind you that, following the effectiveness of your registration statement, you must file a prospectus supplement:
•	whenever you exercise the right to put shares to Dutchess under the Investment Agreement;

•	to reflect changes in selling shareholder information, including sales of material amounts of securities; and

•	to update the prospectus in the event of material changes in the plans to apply proceeds of sales to Dutchess under the Investment Agreement.
     We acknowledge the Staff’s comment.
Plan of Distribution, page 20
19.	You state in the first paragraph that Dutchess may also sell shares pursuant to the safe harbor of Rule 144. Rule 144 is a safe harbor from underwriter status. Dutchess is an underwriter in this

September 27, 2007
Page Seven
offering. Therefore, Rule 144 would appear to be unavailable. Please revise, or explain your analysis.
In response to the Staff’s comments, we have revised the disclosure at page 21 to delete the reference to the availability of Rule 144 to Dutchess.
20.	In your discussion of Regulation M, you reference a one day restricted period. Please describe the analysis you performed to arrive at the conclusion that a one day restricted period is applicable.
In response to the Staff’s comment, we have revised the disclosure in the carryover paragraph beginning on page 20 to delete the reference to the one-day period.
21.	Please provide clear disclosure on the ability of Dutchess to sell shares of your common stock short. While you describe the prohibitions of Rule 105 of Regulation M, the Investment Agreement appears to contain an outright prohibition on Dutchess selling shares of your common stock short.
In response to the Staff’s comment, we have revised the disclosure at page 21 to reflect that Dutchess is prohibited from short-selling.
22.	In the second and third paragraphs from the bottom of page 21, you state that Dutchess “may be” considered an underwriter. Please revise to state that Dutchess is an underwriter, consistent with your disclosure on the front outside cover page of the prospectus.
In response to the Staff’s comment, we have revised the disclosure at page 21 to reflect that Dutchess is an underwriter.
23.	In the first full paragraph on page 22, you state that you would be required to amend the registration statement and file a prospectus supplement to describe any subsequent agreements between Dutchess and any broker-dealer relating to the resale of the common stock. Please provide a detailed analysis in your response letter that supports this conclusion.
In response to the Staff’s comment, we have deleted this disclosure.
Part II -Information Not Required in the Prospectus, page II-1
Item 25. Recent Sales of Unregistered Securities, page II-I

September 27, 2007
Page Eight
24.	Many of the transactions you describe in this section did not occur within the past three years, and therefore disclosure of these transactions is not responsive to the requirements of the form. See Item 701 of Regulation S-B.
We acknowledge the Staff’s comment and have revised the disclosure under this caption to reflect that the Company has not sold any securities in unregistered transactions during the past three years.
Item 28. Undertakings, page U-4
25.	The provision in undertaking 1(b) is not applicable to your offering, because your registration statement has not been filed on Form S-8, Form S-3 or Form F-3.
In response to the Staff’s comment, we have deleted paragraph 1(b).
26.	Likewise, undertakings 4 and 5 are inapplicable to your offering, because you are ineligible to incorporate by reference in the manner contemplated by those undertakings.
In response to the Staff’s comment, we have deleted paragraphs 4 and 5.
Exhibits
27.	Counsel appears to be incorporating a legal opinion by reference to the opinion counsel gave in connection with your initial public offering. This does not satisfy the requirements of the form being used. Please revise your exhibit list to reflect your filing of a currently dated opinion of counsel relating to the legality of the shares being registered in this offering. See Item 601(b)(5) of Regulation S-B.
We supplementally advise the Staff that the legal opinion was filed as Exhibit 5, as required by the rules and regulations of the SEC. The reference to the opinion being incorporated by reference to a prior filing was an error.
Form 10-KSB for Fiscal Year Ended September 30, 2006
Special Note Regarding Forward-Looking Statements, page 3
28.	You cite the safe harbors of Section 21E of the Securities Exchange Act of 1934 and Section 27A of the Securities Act of 1933. You make similar references in your Forms 10-QSB for the fiscal quarters ended December 31, 2006 and March 31, 2007. These references do not appear to be appropriate, given that you are a penny stock issuer. Please advise us of how you intend to address this comment.
The Company acknowledges the Staff’s comment and agrees to delete such references in all future filings of periodic reports.

September 27, 2007
Page Nine
Item 5 Market for Common Stock and Related Stockholder Matters page 8
29.	You do not appear to have included in this section all of the disclosure required by Item 201 of Regulation S-B. Also, Form SB-2 requires that this information be included in your prospectus, which does not appear to be the case. Please advise or explain.
We have revised the disclosure in the SB-2 Amendment to ensure the disclosure complies with Item 201 of the Regulation S-B.
Signatures, page 20
30.	Form 10-KSB must be signed by your controller or principal accounting officer. Any person who occupies more than one of the specified positions must indicate each capacity in which he or she signs the report. In future filings, please ensure that John R. Ward is identified as your controller or principal accounting officer, if he in fact serves in that capacity. If not, please ensure that your filing is signed by an officer who fits that description.
The Company acknowledges the Staff’s comment and confirms that in all future filings it will clarify that John Ward (or such other appropriate person) is the principal accounting officer for the Company.
     Please direct any inquiries or comments to the undersigned at 480.606.5128. My fax number is 480.606.5528.
Very truly yours,
DLA Piper US LLP
/s/ Gregory R. Hall
Greg R. Hall
Partner
GRH/sgh
cc:   John Ward
SD\1760868.1